Inventories	3 Months Ended
Nov. 30, 2023
Notes and other explanatory information [abstract]
Inventories

6.	Inventories

	November 30, 2023	August 31, 2023
Ore stockpile	$3,772	$3,361
Gold in circuit	614	689
Gold doré	25	52
Total precious metals inventories	4,411	4,102
Supplies	997	859
Total inventories	$5,408	$4,961